Label	Element	Value
Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alternative Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Advisory Program Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Fund’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended August 31, 2020.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, with the result that the Information presented in the table will differ from that presented in the Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Fund’s contractual fee waivers are only reflected in the first year of the example. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.00% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund seeks to generate long term growth across market cycles with reduced correlation to the equity and fixed income markets. The Fund seeks to achieve its investment objective by allocating its assets among shares of mutual funds, exchange-traded funds or closed-end funds managed by third-party professional money managers (“Underlying Funds”).
The Underlying Funds may apply a variety of alternative investment strategies, but will typically apply one or more of four main investment strategies, including: (i) investments in real asset strategies, (ii) equity-based tactical, value or event-driven strategies, (iii) absolute return strategies that seek to generate returns independent of market conditions, and (iv) equity hedged (i.e., long/short) strategies.
The Underlying Funds’ investment strategies may rely in part on derivative investments, such as futures, forwards, swaps, swaptions, and options, to implement their investment strategies, to generate positive returns, for hedging or risk management purposes, to limit volatility and to provide exposure to an instrument without directly purchasing it. The Underlying Funds’ investments may also include exposure to companies located both in the U.S. and in foreign countries, including companies located in emerging market countries. The Underlying Funds may invest in securities and other investments of all capitalization sizes, including securities and other investment that have exposure to small- and mid-capitalization issues. The Underlying Funds may also invest in investment grade fixed income securities of any maturity or duration.
The Fund may, in the future, allocate all or a portion of its assets directly to professional money managers (each, a “Sub-Adviser,” collectively, the “Sub-Advisers”), each of which would be responsible for investing its portion of the Fund’s assets.  Currently, the Fund does not use any Sub-Advisers.
The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.
Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund.
The following principal risks are applicable to the Fund:
•	Allocation Risk , which refers to the risk that the Adviser’s judgment about, and allocations among, strategies through investments in Underlying Funds may adversely affect the Fund’s performance.
•
Closed-end fund risk
, which means that since closed-end funds issue a fixed number of shares they typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value per share. The Fund will also bear its pro rata portion of any costs of a closed-end fund in which it invests.

•
Investment company and exchange-traded funds (ETFs) risk
, which is when the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

•	Manager risk , which is the risk that poor selection of Underlying Funds by the Adviser will cause the Fund to underperform.
•	Portfolio turnover risk , due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.
The following principal risks are applicable to the Fund’s investment in Underlying Funds:
•
Absolute Return Investing Risk
, which refers to the risk that an Underlying Fund’s investment returns may converge with the investment returns of equity or fixed income markets during a period of declining stock prices, thereby eliminating the diversification benefit that the Underlying Fund expects from the strategies. During these times, the strategies’ correlations could increase, which in turn could increase the Underlying Fund’s overall volatility.

•
Active Management Risk
, due to the active management investment strategies used by the Underlying Funds, the Underlying Funds could underperform their benchmark indexes and/or other funds with similar investment objectives and/or strategies.

•
Arbitrage Strategies Risk
, which involves engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Underlying Funds may realize losses or reduced rate of return if underlying relationships among securities in which they take investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause an Underlying Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

•
Alternative Strategies Risk
, pursued by the Underlying Funds may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and risks associated with the use of leverage.

•
Credit and Junk Bond Risk
, which means the credit quality of an investment could cause an Underlying Fund to lose money. Non-investment grade securities (sometimes called “high yield securities” or “junk bonds”) involve greater risks of default or downgrade, are more volatile and may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity, which could substantially adversely affect the market value of the securities.

•
Currency Risk
, which refers to the risk that as a result of an Underlying Fund’s active positions in currencies and investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged.

•
Derivatives Risk
, which means that an Underlying Fund’s use of futures, forwards, options, swaps and swaptions based on fixed income instruments to enhance returns or hedge against market declines subjects the Underlying Fund to potentially greater volatility and/or losses. Even a small investment in futures, forwards, options, swaps and swaptions can have a large impact on an Underlying Fund’s interest rate, securities market and currency exposure. Therefore, using futures, forwards, options, swaps and swaptions can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. An Underlying Fund may not fully benefit from or may lose money on its investment in futures, forwards, options, swaps and swaptions if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other party to certain futures, forwards, options
, swaps and swaptions presents the same types of credit risks as issuers of fixed income securities. Investing in futures, forwards, options, swaps and swaptions can also make the Underlying Fund’s assets less liquid and harder to value, especially in declining markets.
•
LIBOR Transition Risk
refers to the fact that a commonly used interest rate, the London Interbank Offered Rate, may no longer be calculated after 2021. The process of transitioning to a new rate might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR.

•
Event-Linked Exposure Risk
, event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events such as hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. If a trigger event occurs, an Underlying Fund may lose a portion of or the entire principal investment in the case of a bond or a portion of or the entire notional amount in the case of a swap. Event-linked exposure instruments often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred, such extension of maturity may increase volatility. Event-linked exposure may also expose an Underlying Fund to liquidity risk and certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

•
Emerging Markets Risk
, emerging markets countries may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. An Underlying Fund also could experience a loss from settlement and custody practices in some emerging markets.

•
Foreign Investment Risk
, which means risks unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.

•
Foreign Sovereign Debt Securities Risk
, the risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

•	Interest Rate Risk , which is the risk that interest rates rise and fall over time, thereby affecting the value of certain investments of the Fund.
•
Issuer Risk
, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand
for the issuer’s goods or services.

•
Investment Limitation Risk
, which refers to the potential that the Fund may want to invest in an Underlying Fund that is not available in sufficient quantities for the Fund to participate fully due to capacity constraints of the strategy.  The Fund may therefore have reduced exposure to a capacity constrained Underlying Fund, which could adversely affect the Fund’s return.

•
Leverage Risk
, which means an Underlying Fund’s use of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities and cause the Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage.

•
Liquidity Risk
exists when securities are difficult or impossible for an Underlying Fund to sell at the time and the price that the Underlying Fund would like due to a limited market or to legal restrictions. These securities may also need to be fair valued.

•
Market Risk
,
which is the risk that an Underlying Fund will be affected by changes in the markets for the various securities in which the Underlying Fund invests. Environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

•
MLP Risk
, which is the risk that, to the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, and the fact that MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

•	Short Sale Risk , selling short may produce higher than normal portfolio turnover, result in increased transaction costs and magnify the potential for both gain and loss to an Underlying Fund.
•
Small and Medium Capitalization Company Risk
, which is the risk that small and medium capitalization companies in which the Underlying Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the risks of investing in the Fund please see the
Fund details
section of this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in
Morgan
Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Annual Advisory Program Fees above).
The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.

The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see
 www.morganstanley.com/wealth-investmentsolutions/cgcm.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/wealth-investmentsolutions/cgcm
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) calendar years Alternative Strategies Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Fund’s best and worst calendar quarters Best: 5.48% in 1st quarter 2019 Worst: (4.95)% in 4th quarter 2018 Year-to-date: (1.00)% (through 3rd quarter 2020)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s benchmark is the HFRX Global Hedge Index. The benchmark is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies falling within four principal strategies: equity hedge, event driven, macro/CTA and relative value arbitrage. Unlike the Fund, the benchmark is unmanaged

Alternative Strategies Fund | Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® Pathway, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.20%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.43%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.28%	[1]
Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[1]
Net Annual Operating Expenses	rr_NetExpensesOverAssets	2.13%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	$ 415
AFTER 3 YEARS	rr_ExpenseExampleYear03	1,477
AFTER 5 YEARS	rr_ExpenseExampleYear05	2,533
AFTER 10 YEARS	rr_ExpenseExampleYear10	$ 5,148
2019	rr_AnnualReturn2019	10.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.95%)
1 YEAR	rr_AverageAnnualReturnYear01	10.43%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov. 18, 1991
Alternative Strategies Fund | Return After Taxes on Distributions | Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.17%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov. 18, 1991
Alternative Strategies Fund | Return After Taxes on Distributions and Sale of Fund Shares | Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.28%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov. 18, 1991
Alternative Strategies Fund | HFRX Global Hedge Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	8.62%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov. 18, 1991

[1]	Effective January 1, 2021, CGAS (defined herein) has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. Because the Fund does not currently have sub-advisers, CGAS will contractually waive 1.00% of its management fees. In addition, effective January 1, 2021, CGAS and its affiliates have also separately agreed to waive fees and reimburse expenses in order to keep the Fund’s total annual operating expenses, (exclusive of interest from borrowing, brokerage commissions, taxes, acquired fund fees and expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business), from exceeding 0.70%. Each of these contractual waiver arrangements shall remain in effect until January 1, 2022 and each may be amended or terminated only with consent of the Board of Trustees.
[2]	The Fund may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Fund’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Fund invests. “Acquired Fund Fees and Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Fund’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended August 31, 2020. Actual Acquired Fund Fees and Expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, with the result that the Information presented in the table will differ from that presented in the Financial Highlights.